Janus Henderson International Dividend Fund Expense Example - Class D Shares [Member] - Janus Henderson International Dividend Fund - Class D	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	652
Expense Example, with Redemption, 10 Years	$ 1,467